                      OPPENHEIMER STRATEGIC BOND FUND/VA
               (a series of Oppenheimer Variable Account Funds)
                    Supplement dated April 6, 2005 to the
                       Prospectus dated April 29, 2004

This  supplement  amends the  Prospectus  of  Oppenheimer  Strategic  Bond
Fund/VA  (the  "Fund"),  a  series  of the  Oppenheimer  Variable  Account
Funds,  and is in addition to supplement  dated  September 24, 2004 to the
Fund's Prospectus.

The Prospectus is revised as follows:

1.    Add the following  before the last  sentence of the second  paragraph of the section captioned, "How are Shares Redeemed?" on page 10:

       Effective  April 6, 2005,  shares may be  redeemed  in kind under
       certain   limited   circumstances   (such   as   redemptions   of
       substantial  amounts to shareholders  that have consented to such in kind redemptions).

April 6, 2005                                                   PS0265.004

                    OPPENHEIMER GLOBAL SECURITIES FUND/VA
               (a series of Oppenheimer Variable Account Funds)
                    Supplement dated April 6, 2005 to the
                       Prospectus dated April 29, 2004

This  supplement  amends  the  Prospectus  of  Oppenheimer  Global  Securities
Fund/VA (the "Fund"),  a series of the  Oppenheimer  Variable  Account  Funds, this  supplement  replaces  the  supplement  dated  July  21,  2004  and is in addition to supplement dated September 24, 2004 to the Fund's Prospectus.

The Prospectus is revised as follows:

1.    The section titled  "Portfolio  Managers" on page 7 of the Prospectus is replaced with the following:

      Portfolio  Managers.  Effective  August  1,  2004,  the  portfolio managers of the Fund are  William  Wilby and Rajeev  Bhaman.  They
      are  the  persons  principally   responsible  for  the  day-to-day
      management of the Fund's portfolio.  Mr. Wilby is a Vice President of the Fund and a Senior  Vice  President  of the  Manager  (since
      July 1994).  He has been the person  principally  responsible  for the day-to-day  management of the Fund's  portfolio since December
      1995.  Mr. Bhaman is a Vice President of the Manager and portfolio manager of other Oppenheimer  funds. Prior to joining OFI in 1996,
      Mr.   Bhaman  was   employed  at  Barclays  de  Zoete  Wedd  Inc.,
      concentrating  on Asian  research and research  sales.  Mr. Bhaman holds a B.A. and an M.B.A.  from Cornell  University as well as an
      M.B.A. in International Business from the Katholieke  Universiteit te Leuven in Belgium. He is a Chartered Financial Analyst.

2.    Add the following  before the last  sentence of the second  paragraph of the section captioned, "How are Shares Redeemed?" on page 9:

      Effective  April 6,  2005,  shares may be  redeemed  in kind under certain limited  circumstances (such as redemptions of substantial amounts  to  shareholders  that  have  consented  to  such in kind redemptions).

April 6, 2005                                                   PS0485.002

                       OPPENHEIMER MAIN STREET FUND(R)/VA
               (a series of Oppenheimer Variable Account Funds)
                    Supplement dated April 6, 2005 to the
                       Prospectus dated April 29, 2004

This  supplement  amends the  Prospectus of Oppenheimer  Main Street  Fund(R)/VA
(the "Fund"),  a series of the Oppenheimer  Variable  Account Funds, and is in
addition to supplement dated September 24, 2004 to the Fund's Prospectus.

The Prospectus is revised as follows:

1.    Add the following  before the last  sentence of the second  paragraph of the section captioned, "How are Shares Redeemed?" on page 9:

      Effective  April 6,  2005,  shares may be  redeemed  in kind under certain limited  circumstances (such as redemptions of substantial amounts  to  shareholders  that  have  consented  to  such in kind redemptions).

April 6, 2005                                                        PS0650.005

               OPPENHEIMER VARIABLE ACCOUNT FUNDS (the "Trust")
   is an investment company consisting of 11 separate Funds (the "Funds"):
                    Oppenheimer Aggressive Growth Fund/VA
                         Oppenheimer Balanced Fund/VA
    (named "Oppenheimer Multiple Strategies Fund" prior to April 29, 2004)
                           Oppenheimer Bond Fund/VA
                   Oppenheimer Capital Appreciation Fund/VA
                    Oppenheimer Global Securities Fund/VA
                       Oppenheimer High Income Fund/VA
                       Oppenheimer Main Street Fund(R)/VA
                  Oppenheimer Main Street Small Cap Fund(R)/VA
                          Oppenheimer Money Fund/VA
                      Oppenheimer Strategic Bond Fund/VA
                          Oppenheimer Value Fund/VA

                    Supplement dated April 6, 2005 to the
           Statement of Additional Information dated April 29, 2004

      The Statement of Additional Information is revised as follows:

1.    The supplement dated July 6, 2004 is replaced by this supplement.

2.    The  section  titled  "Brokerage  Policies  of  the  Funds  -  Brokerage
    Provisions of the Investment Advisory  Agreements." on page 60, is amended by deleting the second  paragraph in its entirety and adding the following paragraphs:

            Under  the  investment  advisory   agreement,   in  choosing
      brokers  to  execute  portfolio  transactions  for the  Fund,  the
      Manager may select  brokers (other than  affiliates)  that provide brokerage  and/or  research  services to the Fund and/or the other
      accounts   over  which  the   Manager  or  its   affiliates   have
      investment  discretion.  The concessions paid to those brokers may be higher than  another  qualified  broker  would  charge,  if the
      Manager makes a good faith  determination  that the  concession is fair and reasonable in relation to the services provided.

            Subject to those  considerations,  as a factor in  selecting brokers  for the Fund's  portfolio  transactions,  the  investment advisory  agreement  also permits the Manager to consider sales of shares of the Fund and other  investment  companies  for which the
      Manager   or  an   affiliate   serves   as   investment   adviser.
      Notwithstanding  that  authority,  and with the concurrence of the
      Fund's Board,  the Manager has  determined  not to consider  sales of  shares of the Fund and other  investment  companies  for which the  Manager or an  affiliate  serves as  investment  adviser as a
      factor   in   selecting   brokers   for   the   Fund's   portfolio
      transactions.   However,   the  Manager  may  continue  to  effect
      portfolio  transactions  through  brokers  who sell  shares of the
      Fund.

3.    The section titled  "Distribution and Service Plans (Service and Class 4
   Shares)" on page 62 is amended by deleting the sixth  paragraph  and adding the following paragraphs:

            Under the Plans,  the Manager and the  Distributor  may make payments to affiliates.  In their sole  discretion,  they may also from  time  to time  make  substantial  payments  from  their  own resources,  which  include the profits  the Manager  derives  from the  advisory  fees it  receives  from  the  Fund,  to  compensate
      brokers,    dealers,     financial    institutions    and    other
      intermediaries   that  provide   distribution   assistance  and/or
      administrative  services or that  otherwise  promote  sales of the
      Fund's shares.  These  payments,  some of which may be referred to as  "revenue  sharing,"  may relate to the Fund's  inclusion  on a financial  intermediary's  preferred  list of funds offered to its clients.

            Financial  intermediaries,  brokers  and dealers may receive other  payments  from the  Distributor  or the Manager  from their own  resources in  connection  with the  promotion  and/or sale of
      shares  of  the  Fund,   including  payments  to  defray  expenses
      incurred in  connection  with  educational  seminars and meetings.
      The  Manager  or  Distributor  may  share  expenses   incurred  by
      financial  intermediaries  in conducting  training and educational
      meetings   about   aspects  of  the  Fund  for  employees  of  the
      intermediaries  or for  hosting  client  seminars  or  meetings at which  the  Fund is  discussed.  In  their  sole  discretion,  the
      Manager  and/or the  Distributor  may  increase  or  decrease  the amount of payments  they make from their own  resources  for these purposes.

4.    The following new section should be inserted immediately before the section captioned "Dividends, Capital Gains and Taxes." on page 73:

      Payments  "In  Kind".  The  Prospectus  states  that  payment  for shares  tendered  for  redemption  is  ordinarily  made  in  cash.
      However,  under  certain  circumstances,  the Board of Trustees of the Fund may determine  that it would be  detrimental  to the best interests  of the  remaining  shareholders  of the  Fund  to  make payment of a redemption  order  wholly or partly in cash.  In that case,  the Fund  may pay the  redemption  proceeds  in whole or in part by a  distribution  "in kind" of liquid  securities  from the portfolio of the Fund,  in lieu of cash.  The Board of Trustees of the Fund has  adopted  procedures  for "in kind"  redemptions.  In accordance  with the  procedures,  the  Board of  Trustees  of the
      Fund may be  required to approve an "in kind"  redemption  paid to a  shareholder  that  holds 5% or more of the shares of any class, or of all  outstanding  shares,  of  that  Fund,  or to any  other shareholder  that  may  be  deemed  to be an  "affiliated  person"
      under section 2(a)(3) of the Investment Company Act.

            Each of Oppenheimer Global Securities  Fund/VA,  Oppenheimer
      Main Street  Fund(R)/VA and  Oppenheimer  Strategic Bond Fund/VA has
      elected  to  be  governed  by  Rule  18f-1  under  the  Investment
      Company  Act.  Under  that  rule,   each  of  Oppenheimer   Global
      Securities   Fund/VA,   Oppenheimer   Main  Street   Fund(R)/VA  and
      Oppenheimer  Strategic  Bond Fund/VA is obligated to redeem shares solely  in  cash up to the  lesser  of  $250,000  or 1% of the net assets of such Fund  redeemed  during  any  90-day  period for any one  shareholder.  If shares are redeemed in kind,  the  redeeming shareholder  may incur  brokerage  or other  costs in selling  the
      securities.   Each  of  Oppenheimer  Global  Securities   Fund/VA,
      Oppenheimer  Main Street Fund(R)/VA and  Oppenheimer  Strategic Bond
      Fund/VA  will value  securities  used to pay  redemptions  in kind using the same  method it uses to value its  portfolio  securities described  above  under  "Determination  of Net Asset  Values  Per
      Share."  That   valuation   will  be  made  as  of  the  time  the
      redemption price is determined.

April 6, 2005                                                   PXOVAF.024